UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 9/30/18

Fund’s investments
As of 9-30-18 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 49.6%				$1,332,577,033
(Cost $1,332,818,741)
BNP Paribas SA	10-01-18	2.078	80,000,000	80,000,000
CAFCO LLC	10-01-18 to 10-04-18	2.089 to 2.099	14,950,000	14,944,817
Cargill Global Funding PLC	10-02-18 to 10-03-18	2.140 to 2.171	150,000,000	149,956,336
Chariot Funding LLC	10-09-18	2.141	6,000,000	5,996,022
Gotham Funding Corp.	10-01-18 to 12-13-18	2.079 to 2.313	55,650,000	55,404,108
Henkel of America, Inc.	10-01-18 to 11-02-18	2.231 to 2.265	36,662,000	36,602,674
JP Morgan Securities LLC	10-16-18	2.233	40,000,000	39,955,560
MUFG Bank, Ltd.	10-01-18 to 10-04-18	2.059 to 2.089	116,500,000	116,471,222
Nestle Capital Corp.	10-05-18	2.181	25,000,000	24,989,695
Nestle Finance International, Ltd.	10-01-18 to 10-09-18	2.049 to 2.202	79,400,000	79,382,476
Novartis Finance Corp.	10-15-18	2.182	23,900,000	23,875,611
NSTAR Electric Company	10-02-18 to 10-05-18	2.099 to 2.252	128,500,000	128,457,734
Old Line Funding LLC	10-04-18	2.191	50,000,000	49,982,125
ONE Gas, Inc.	10-03-18 to 10-11-18	2.099 to 2.172	106,290,000	106,225,237
PSP Capital, Inc.	12-17-18 to 12-27-18	2.262 to 2.264	64,000,000	63,672,345
Sanofi	11-09-18	2.338	25,000,000	24,935,542
Swedbank AB	10-04-18	2.029	30,000,000	29,989,250
The Bank of New York Mellon Corp.	10-01-18	2.028	41,000,000	40,992,586
The Home Depot, Inc.	10-05-18	2.181	23,250,000	23,240,235
Thunder Bay Funding LLC	10-01-18 to 10-04-18	2.048 to 2.191	61,270,000	61,253,725
Total Capital Canada, Ltd.	10-16-18 to 11-01-18	2.111 to 2.184	26,700,000	26,645,087
Toyota Credit Canada, Inc.	02-04-19	2.536	25,000,000	24,783,029
Unilever Capital Corp.	10-01-18	1.977 to 2.150	56,900,000	56,890,019

University of California	10-16-18	2.182	3,950,000	3,946,011

Walmart, Inc.	10-01-18	2.028 to 2.038	63,997,000	63,985,587
Corporate interest-bearing obligations 37.5%				$1,009,093,311
(Cost $1,009,244,782)
American Honda Finance Corp. (3 month LIBOR + 0.150%) (A)	01-22-19	2.345	33,956,000	33,971,645

American Honda Finance Corp.	10-10-18 to 02-22-19	2.261 to 2.537	20,165,000	20,151,438
Apple, Inc.	02-22-19	2.278	14,795,000	14,755,392
Australia & New Zealand Banking Group, Ltd.	06-13-19	2.693	1,500,000	1,494,813
BMW US Capital LLC (B)	04-11-19	2.557	9,790,000	9,728,661
Chevron Corp.	05-16-19	2.509	6,852,000	6,809,226
Cisco Systems, Inc. (3 month LIBOR + 0.500%) (A)	03-01-19	2.329	9,402,000	9,421,912
Cisco Systems, Inc.	02-28-19 to 03-01-19	2.348 to 2.419	38,921,000	38,836,974
Credit Suisse AG	05-28-19	2.683	68,291,000	68,077,629
Eli Lilly & Company	03-15-19	2.265	599,000	596,344
Emerson Electric Company	10-15-18	2.367	500,000	500,502
Exxon Mobil Corp.	03-01-19 to 03-15-19	2.284 to 2.431	7,245,000	7,221,253
Illinois Tool Works, Inc.	03-01-19	2.524	500,000	498,694
International Bank for Reconstruction & Development	03-15-19	2.350	11,114,000	11,086,004
John Deere Capital Corp. (3 month LIBOR + 0.270%) (A)	10-15-18	2.385	16,000,000	16,002,386
John Deere Capital Corp.	03-04-19	2.534	500,000	498,378
Johnson & Johnson	03-01-19	2.328	2,500,000	2,486,525
JP Morgan Securities LLC (1 month LIBOR + 0.250%) (A)	12-14-18	2.416	30,000,000	30,014,880
JP Morgan Securities LLC (1 month LIBOR + 0.300%) (A)(B)	02-15-19	2.490	50,000,000	50,043,500
JP Morgan Securities LLC (3 month LIBOR + 0.200%) (A)(B)	12-14-18	2.565	24,000,000	24,014,208
Macquarie Bank, Ltd. (1 month LIBOR + 0.260%) (A)(B)	10-30-18	2.536	50,000,000	50,012,950
Macquarie Bank, Ltd. (3 month LIBOR + 0.350%) (A)(B)	03-15-19 to 04-04-19	2.613 to 2.626	15,200,000	15,213,941
Macquarie Bank, Ltd. (B)	01-15-19 to 06-24-19	2.481 to 2.852	55,533,000	55,426,851
National Rural Utilities Cooperative Finance Corp.	11-01-18 to 02-08-19	1.750 to 2.547	35,875,000	36,059,157
Novartis Securities Investment, Ltd.	02-10-19	2.364	10,538,000	10,628,604
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

Old Line Funding LLC (1 month LIBOR + 0.200%) (A)(B)	11-09-18	2.364	15,000,000	$15,003,600
PepsiCo, Inc. (3 month LIBOR) (A)	10-15-18	2.233	15,940,000	15,940,566
PepsiCo, Inc.	02-22-19	2.389	10,500,000	10,455,141
Philip Morris International, Inc.	01-15-19	2.426	39,520,000	39,444,275
PNC Bank NA (3 month LIBOR + 0.400%) (A)	12-07-18	2.347	12,000,000	12,007,741
PNC Bank NA	11-05-18 to 07-29-19	2.008 to 2.637	40,274,000	40,129,381
Shell International Finance BV	11-10-18 to 11-15-18	2.245 to 2.355	9,000,000	8,992,750
The Bank of New York Mellon Corp.	01-15-19 to 05-15-19	2.397 to 2.531	29,944,000	30,052,552
The Bank of Nova Scotia (3 month LIBOR + 0.830%) (A)	01-15-19	0.174	23,000,000	23,052,639
The Bank of Nova Scotia	01-15-19 to 06-14-19	2.438 to 2.652	10,949,000	10,917,243
The Boeing Company	03-15-19	2.821	1,000,000	1,014,678
The Coca-Cola Company	11-01-18	2.333	23,653,000	23,638,572
The Home Depot, Inc.	06-15-19	2.558	13,132,000	13,084,100
Thunder Bay Funding LLC (1 month LIBOR + 0.250%) (A)(B)	11-13-18	2.430	25,000,000	25,007,950
Toyota Credit Canada, Inc. (1 month LIBOR + 0.180%) (A)	06-06-19	2.344	57,000,000	57,005,244
Toyota Motor Credit Corp.	01-09-19	2.297	11,399,000	11,374,683
Toyota Motor Credit Corp. (3 month LIBOR + 0.390%) (A)	01-17-19	2.338	2,000,000	2,002,186
Toyota Motor Credit Corp. (3 month LIBOR + 0.150%) (A)	12-24-18	2.360	10,000,000	10,003,826
Toyota Motor Finance Netherlands BV (1 month LIBOR + 0.430%) (A)	10-24-18	2.678	28,000,000	28,008,792
UBS AG	08-14-19	2.769	5,087,000	5,066,135
Unilever Capital Corp.	03-06-19	2.454	950,000	948,553
US Bank NA (3 month LIBOR + 0.120%) (A)	03-14-19	2.349	94,840,000	94,872,465

US Bank NA (3 month LIBOR + 0.150%) (A)	05-24-19	2.360	16,000,000	16,005,365
Walmart, Inc.	12-15-18	2.295	1,515,000	1,513,007
Time deposits 5.6%				$150,000,000

(Cost $150,000,000)
Sumitomo Mitsui Banking Corp.	10-01-18 to 10-17-18	2.058 to 2.332	150,000,000	150,000,000
Certificate of deposit 4.4%				$118,603,315
(Cost $118,484,064)
Canadian Imperial Bank of Commerce (3 month LIBOR + 0.200%) (A)	05-01-19	2.559	9,800,000	9,805,664

US Bank NA (1 month LIBOR + 0.160%) (A)	09-04-19	2.306	30,000,000	29,994,900
Wells Fargo Bank NA (1 month LIBOR + 0.220%) (A)	10-05-18	2.288	1,681,000	1,681,049
Wells Fargo Bank NA (1 month LIBOR + 0.400%) (A)	03-11-19	2.342	2,000,000	2,002,352

Wells Fargo Bank NA (1 month LIBOR + 0.270%) (A)	02-01-19	2.415	25,000,000	25,018,750

Wells Fargo Bank NA (1 month LIBOR + 0.460%) (A)	05-23-19	2.704	50,000,000	50,100,600
U.S. Government Agency 4.1%				$109,562,916
(Cost $109,566,060)
Federal Farm Credit Bank (1 month LIBOR + 0.150%) (A)	03-15-19	2.048	9,350,000	9,359,344

Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19	2.125	6,690,000	6,707,806
Federal Farm Credit Bank (1 month LIBOR - 0.060%) (A)	11-19-19	2.128	1,000,000	999,886
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	09-13-19	2.203	5,000,000	4,994,249
Federal Farm Credit Bank (Prime rate - 3.075%) (A)	09-05-19	2.213	2,000,000	1,997,820
Federal Farm Credit Bank (3 month USBMMY + 0.040%) (A)	02-12-20	2.265	17,310,000	17,302,895
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	01-24-20	2.312	5,000,000	4,998,690
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.120%) (A)	02-18-20	2.347	19,800,000	19,799,932
Federal Farm Credit Bank (Prime rate - 2.930%) (A)	10-29-19	2.353	15,000,000	14,997,545
Federal Farm Credit Bank (Prime rate - 2.910%) (A)	12-11-19	2.382	25,000,000	25,008,785
Federal Home Loan Bank (3 month LIBOR - 0.120%) (A)	10-05-18	2.153	420,000	420,009
Federal Home Loan Mortgage Corp.	05-24-19	2.527	3,000,000	2,975,955

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

	Par value^	Value
Repurchase agreement 0.0%		$677,000
(Cost $677,000)
Repurchase Agreement with State Street Corp. dated 9-28-18 at 1.050% to be repurchased at $677,059 on 10-1-18, collateralized by $650,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $694,740, including interest)	677,000	677,000
Total investments (Cost $2,720,790,647) 101.2%		$2,720,513,575
Other assets and liabilities, net (1.2)%		(33,355,137)
Total net assets 100.0%		$2,687,158,438

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
4	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q3	09/18
This report is for the information of the shareholders of John Hancock Collateral Trust.		11/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 12, 2018